UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

November 29, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Green Century Funds

Filing Pursuant to Rule 497(j)

(33-41692 and 811-06351)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Green Century Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information for the Green Century Funds that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2019.

Please contact the undersigned at (414) 299-2000 with any questions about this certificate.

Very truly yours,

/s/ Terrance P. Gallagher

EVP/Director of Mutual Fund Accounting and Administration